Summary of Significant Accounting Policies (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Description of value added tax.	The applicable VAT rate range up to 13%
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		9,235
Deposit	$ 500,000
Cash	29,100,000	$ 19,000,000
Restricted cash	$ 34,134	$ 4,827
Warranty period	12 months
Represents the information pertaining to split-adjusted amount. | Warrant [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount		9,235
Deposit	$ 500,000
Cash	29,100,000	$ 19,000,000
Deposit insurance	$ 28,900,000	$ 18,700,000
Suzhou E-Motor [Member]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners		30.00%